SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES - Oil and natural gas reserves (Details)	12 Months Ended
	Dec. 31, 2023 Mcfe location $ / bbl $ / Mcfe	Dec. 31, 2022 Mcfe location $ / Mcfe $ / bbl	Dec. 31, 2021 Mcfe location $ / Mcfe $ / bbl
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES
Equivalent energy on conversion of one barrel of crude oil	6
Number of drilling locations included in proved undeveloped reserves | location	80	91	0
Period of drilling	5 years
Revisions of previous estimates due to changes in price	(163,100)	9,539,800	6,827,110
Technical revisions of proved undeveloped location	(7,787,700)
Increase in natural gas price | $ / Mcfe		3.39	1.07
Revisions of previous estimates due to well performance	128,786	319,893	579,444
Oil
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES
Average price | $ / bbl	78.22	93.67	66.56
Estimated realized prices | $ / bbl	37.4	37.47	66.56
NGL
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES
Estimated realized prices | $ / bbl	31.29	37.47
Natural gas
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES
Average price | $ / Mcfe	2.64	6.36	3.6
Estimated realized prices | $ / Mcfe	1.97	5.23	1.84